Taxes (Details narrative) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares
Net income exempt from income tax		$ 1.9	$ 3.4	$ 3.9
Tax savings from tax break		$ 0.5	$ 0.8	$ 1.0
Per share effect of the tax exemption | $ / shares		$ 0.26	$ 1.43	$ 3.19
Cumulative net operating loss		$ 1.4
Valuation allowance		$ 11.7
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%	25.00%
Corporate income tax at a statutory rate	25.00%	25.00%	25.00%	25.00%
Bottoms [Member]
Corporate income tax at a statutory rate	5.00%	5.00%
Represents the amount of threshold taxable income for determining tax rate. | ¥	¥ 1
Scenario of Taxable Income Not More Than One Million.
Corporate income tax at a statutory rate	5.00%	5.00%
Scenario of Taxable Income Not More Than One Million. | Bottoms [Member]
Represents the amount of threshold taxable income for determining tax rate. | ¥	¥ 1
Scenario of Taxable Income Between One Million And Three Million.
Corporate income tax at a statutory rate	10.00%	10.00%
Represents the amount of threshold taxable income for determining tax rate.		$ 3.0
Scenario of Taxable Income Between One Million And Three Million. | Tops [Member]
Corporate income tax at a statutory rate	10.00%	10.00%
Represents the amount of threshold taxable income for determining tax rate. | ¥	¥ 3